RESTRUCTURING CHARGES (Restructuring Reserve) (Details) - USD ($)	3 Months Ended		12 Months Ended			27 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 22,000,000		$ 134,486,000	$ 1,378,000	$ 102,404,000	$ 103,782,000
Restructuring Reserve [Roll Forward]
Beginning balance of reserve	24,181,000	$ 0	0	5,098,000
Severance and benefit costs			25,768,000	196,000
Purchase obligations	6,000,000		1,531,000	0
Ending balance of reserve	2,000,000		24,181,000	0	5,098,000	0
Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges				688,000	19,373,000	20,061,000
Restructuring Reserve [Roll Forward]
Severance and benefit payments	(21,000,000)		(3,118,000)	(3,678,000)
Purchase obligation reserve adjustments	0		0	(461,000)
Purchase obligations
Restructuring Reserve [Roll Forward]
Severance and benefit payments	(7,000,000)		0	(561,000)
Purchase obligation reserve adjustments			0	$ (594,000)
New Page Holding Inc.
Restructuring Reserve [Roll Forward]
Beginning balance of reserve	0
Severance and benefit costs	13,000,000
Severance and benefit payments	(2,000,000)
Ending balance of reserve	11,000,000		0
New Page Holding Inc. | Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	13,000,000
Paper segment
Restructuring Cost and Reserve [Line Items]
Restructuring charges			134,500,000		$ 102,400,000
Paper segment | New Page Holding Inc. | Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	12,000,000
Bucksport Mill Closure In 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9,000,000		134,486,000			144,000,000
Bucksport Mill Closure In 2014 | Severance and benefit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0		$ 26,812,000			$ 27,000,000
Bucksport Mill Closure In 2014 | New Page Holding Inc.
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0